Net Operating Revenue (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Operating Revenue [Line Items]
Regulatory charges	R$ 3,250,371	R$ 2,952,146	R$ 3,669,468
Energy Development Account CDE Energia [Member]
Net Operating Revenue [Line Items]
Regulatory charges	2,683,329	2,659,092	2,670,262
Other Charges Rate Flags [Member]
Net Operating Revenue [Line Items]
Regulatory charges	247,021	1,216	724,414
Research And Development And Energy Efficiency [Member]
Net Operating Revenue [Line Items]
Regulatory charges	174,616	161,039	153,152
Global Reversion Reserve RGR Quota [Member]
Net Operating Revenue [Line Items]
Regulatory charges	50,475	46,750	42,103
Energy Development Account CDE Uso [Member]
Net Operating Revenue [Line Items]
Regulatory charges	78,500	68,901	65,460
Inspection Fee [Member]
Net Operating Revenue [Line Items]
Regulatory charges	R$ 16,430	R$ 15,148	R$ 14,077